Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Transamerica Series Trust
Entity Central Index Key	0000778207
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000074410
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Balanced VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[1]
AssetsNet	$ 880,521,426
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$880,521,426
Number of Portfolio Holdings	672
Portfolio Turnover Rate	40%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	57.7%
U.S. Government Obligations	10.8
Corporate Debt Securities	10.3
U.S. Government Agency Obligations	8.4
Mortgage-Backed Securities	6.6
Asset-Backed Securities	4.8
Repurchase Agreements	0.7
Loan Assignments	0.7
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.4%
Microsoft Corp.	5.2
U.S. Treasury Bonds, 4.63%, 02/15/2055	3.8
Amazon.com, Inc.	2.9
U.S. Treasury Notes, 4.00%, 05/31/2030	2.6
U.S. Treasury Bonds, 5.00%, 05/15/2045	2.6
Alphabet, Inc., Class C	2.3
Apple, Inc.	2.2
Mastercard, Inc., Class A	2.2
Meta Platforms, Inc., Class A	2.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074409
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[2]
AssetsNet	$ 880,521,426
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$880,521,426
Number of Portfolio Holdings	672
Portfolio Turnover Rate	40%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	57.7%
U.S. Government Obligations	10.8
Corporate Debt Securities	10.3
U.S. Government Agency Obligations	8.4
Mortgage-Backed Securities	6.6
Asset-Backed Securities	4.8
Repurchase Agreements	0.7
Loan Assignments	0.7
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.4%
Microsoft Corp.	5.2
U.S. Treasury Bonds, 4.63%, 02/15/2055	3.8
Amazon.com, Inc.	2.9
U.S. Treasury Notes, 4.00%, 05/31/2030	2.6
U.S. Treasury Bonds, 5.00%, 05/15/2045	2.6
Alphabet, Inc., Class C	2.3
Apple, Inc.	2.2
Mastercard, Inc., Class A	2.2
Meta Platforms, Inc., Class A	2.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021505
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Mid-Cap Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[3]
AssetsNet	$ 915,231,942
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$915,231,942
Number of Portfolio Holdings	80
Portfolio Turnover Rate	8%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	25.9%
Industrials	25.3
Health Care	13.9
Financials	12.9
Consumer Discretionary	7.5
Utilities	4.6
Real Estate	3.0
Communication Services	2.9
Materials	1.6
Consumer Staples	0.6
Energy	0.4
Repurchase Agreements	1.4
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Software, Inc.	4.9%
Intact Financial Corp.	3.6
SS&C Technologies Holdings, Inc.	3.4
Flex Ltd.	3.3
Ferguson Enterprises, Inc.	2.7
AppLovin Corp., Class A	2.6
Boston Scientific Corp.	2.6
LPL Financial Holdings, Inc.	2.4
Liberty Media Corp. - Liberty Formula One, Class C	2.4
Teledyne Technologies, Inc.	2.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021506
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Mid-Cap Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%	[4]
AssetsNet	$ 915,231,942
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$915,231,942
Number of Portfolio Holdings	80
Portfolio Turnover Rate	8%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	25.9%
Industrials	25.3
Health Care	13.9
Financials	12.9
Consumer Discretionary	7.5
Utilities	4.6
Real Estate	3.0
Communication Services	2.9
Materials	1.6
Consumer Staples	0.6
Energy	0.4
Repurchase Agreements	1.4
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Software, Inc.	4.9%
Intact Financial Corp.	3.6
SS&C Technologies Holdings, Inc.	3.4
Flex Ltd.	3.3
Ferguson Enterprises, Inc.	2.7
AppLovin Corp., Class A	2.6
Boston Scientific Corp.	2.6
LPL Financial Holdings, Inc.	2.4
Liberty Media Corp. - Liberty Formula One, Class C	2.4
Teledyne Technologies, Inc.	2.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021503
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Conservative VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.18%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[5]
AssetsNet	$ 736,214,199
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$736,214,199
Number of Portfolio Holdings	21
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	33.6%
U.S. Equity Funds	28.1
International Mixed Allocation Funds	22.9
International Equity Funds	11.7
U.S. Government Obligation	1.5
International Alternative Fund	1.2
Repurchase Agreements	1.0
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	22.9%
Transamerica Core Bond, Class I2	17.5
Transamerica WMC US Growth VP, Initial Class	14.0
Transamerica High Yield Bond, Class I2	9.1
Transamerica Large Cap Value, Class I2	8.3
Transamerica Long Credit, Class I2	5.7
Transamerica JPMorgan Enhanced Index VP, Initial Class	5.7
Transamerica International Focus, Class I2	3.6
Transamerica International Equity, Class I2	3.2
Transamerica International Small Cap Value, Class I2	2.7

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021504
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Conservative VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.43%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[6]
AssetsNet	$ 736,214,199
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$736,214,199
Number of Portfolio Holdings	21
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	33.6%
U.S. Equity Funds	28.1
International Mixed Allocation Funds	22.9
International Equity Funds	11.7
U.S. Government Obligation	1.5
International Alternative Fund	1.2
Repurchase Agreements	1.0
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	22.9%
Transamerica Core Bond, Class I2	17.5
Transamerica WMC US Growth VP, Initial Class	14.0
Transamerica High Yield Bond, Class I2	9.1
Transamerica Large Cap Value, Class I2	8.3
Transamerica Long Credit, Class I2	5.7
Transamerica JPMorgan Enhanced Index VP, Initial Class	5.7
Transamerica International Focus, Class I2	3.6
Transamerica International Equity, Class I2	3.2
Transamerica International Small Cap Value, Class I2	2.7

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021509
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.17%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[7]
AssetsNet	$ 1,082,880,989
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,082,880,989
Number of Portfolio Holdings	17
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	64.8%
International Equity Funds	23.1
U.S. Fixed Income Funds	8.8
U.S. Government Obligation	2.1
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	36.0%
Transamerica WMC US Growth VP, Initial Class	14.5
Transamerica Large Cap Value, Class I2	10.7
Transamerica International Focus, Class I2	7.9
Transamerica International Equity, Class I2	7.2
Transamerica Aegon High Yield Bond VP, Initial Class	6.2
Transamerica International Small Cap Value, Class I2	5.5
Transamerica Floating Rate, Class I2	2.6
U.S. Treasury Notes, 4.25%, 01/31/2026	2.1
Transamerica BlackRock Real Estate Securities VP, Initial Class	2.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021510
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.42%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[8]
AssetsNet	$ 1,082,880,989
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,082,880,989
Number of Portfolio Holdings	17
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	64.8%
International Equity Funds	23.1
U.S. Fixed Income Funds	8.8
U.S. Government Obligation	2.1
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	36.0%
Transamerica WMC US Growth VP, Initial Class	14.5
Transamerica Large Cap Value, Class I2	10.7
Transamerica International Focus, Class I2	7.9
Transamerica International Equity, Class I2	7.2
Transamerica Aegon High Yield Bond VP, Initial Class	6.2
Transamerica International Small Cap Value, Class I2	5.5
Transamerica Floating Rate, Class I2	2.6
U.S. Treasury Notes, 4.25%, 01/31/2026	2.1
Transamerica BlackRock Real Estate Securities VP, Initial Class	2.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021513
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.17%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[9]
AssetsNet	$ 3,166,319,157
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,166,319,157
Number of Portfolio Holdings	22
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.2%
International Equity Funds	19.9
U.S. Fixed Income Funds	17.2
International Mixed Allocation Funds	9.8
U.S. Government Obligation	1.5
International Alternative Funds	1.2
Repurchase Agreements	1.1
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	30.7%
Transamerica WMC US Growth VP, Initial Class	10.3
Transamerica Aegon Bond VP, Initial Class	9.8
Transamerica High Yield Bond, Class I2	9.6
Transamerica International Focus, Class I2	6.8
Transamerica Large Cap Value, Class I2	5.7
Transamerica Long Credit, Class I2	5.6
Transamerica International Equity, Class I2	5.5
Transamerica International Small Cap Value, Class I2	5.0
Transamerica BlackRock Real Estate Securities VP, Initial Class	2.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021514
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.42%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[10]
AssetsNet	$ 3,166,319,157
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,166,319,157
Number of Portfolio Holdings	22
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.2%
International Equity Funds	19.9
U.S. Fixed Income Funds	17.2
International Mixed Allocation Funds	9.8
U.S. Government Obligation	1.5
International Alternative Funds	1.2
Repurchase Agreements	1.1
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	30.7%
Transamerica WMC US Growth VP, Initial Class	10.3
Transamerica Aegon Bond VP, Initial Class	9.8
Transamerica High Yield Bond, Class I2	9.6
Transamerica International Focus, Class I2	6.8
Transamerica Large Cap Value, Class I2	5.7
Transamerica Long Credit, Class I2	5.6
Transamerica International Equity, Class I2	5.5
Transamerica International Small Cap Value, Class I2	5.0
Transamerica BlackRock Real Estate Securities VP, Initial Class	2.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021511
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.16%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[11]
AssetsNet	$ 4,668,065,541
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$4,668,065,541
Number of Portfolio Holdings	22
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	41.1%
U.S. Fixed Income Funds	26.1
International Equity Funds	14.7
International Mixed Allocation Funds	13.9
U.S. Government Obligation	1.8
Repurchase Agreements	1.2
International Alternative Funds	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	20.2%
Transamerica Aegon Bond VP, Initial Class	13.9
Transamerica WMC US Growth VP, Initial Class	12.9
Transamerica High Yield Bond, Class I2	9.7
Transamerica Core Bond, Class I2	9.4
Transamerica Large Cap Value, Class I2	7.4
Transamerica Long Credit, Class I2	5.7
Transamerica International Focus, Class I2	5.0
Transamerica International Small Cap Value, Class I2	3.7
Transamerica International Equity, Class I2	3.7

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021512
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.41%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[12]
AssetsNet	$ 4,668,065,541
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$4,668,065,541
Number of Portfolio Holdings	22
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	41.1%
U.S. Fixed Income Funds	26.1
International Equity Funds	14.7
International Mixed Allocation Funds	13.9
U.S. Government Obligation	1.8
Repurchase Agreements	1.2
International Alternative Funds	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	20.2%
Transamerica Aegon Bond VP, Initial Class	13.9
Transamerica WMC US Growth VP, Initial Class	12.9
Transamerica High Yield Bond, Class I2	9.7
Transamerica Core Bond, Class I2	9.4
Transamerica Large Cap Value, Class I2	7.4
Transamerica Long Credit, Class I2	5.7
Transamerica International Focus, Class I2	5.0
Transamerica International Small Cap Value, Class I2	3.7
Transamerica International Equity, Class I2	3.7

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021449
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Enhanced Index VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[13]
AssetsNet	$ 3,108,745,418
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,108,745,418
Number of Portfolio Holdings	150
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	32.3%
Financials	14.3
Consumer Discretionary	11.6
Communication Services	9.3
Health Care	9.2
Industrials	8.5
Consumer Staples	4.5
Energy	2.9
Utilities	2.3
Materials	1.9
Real Estate	1.8
Repurchase Agreements	1.3
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	7.9%
NVIDIA Corp.	7.7
Apple, Inc.	5.6
Amazon.com, Inc.	4.3
Meta Platforms, Inc., Class A	3.6
Broadcom, Inc.	2.4
Alphabet, Inc., Class A	2.0
Mastercard, Inc., Class A	1.7
Tesla, Inc.	1.6
Visa, Inc., Class A	1.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021450
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Enhanced Index VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[14]
AssetsNet	$ 3,108,745,418
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,108,745,418
Number of Portfolio Holdings	150
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	32.3%
Financials	14.3
Consumer Discretionary	11.6
Communication Services	9.3
Health Care	9.2
Industrials	8.5
Consumer Staples	4.5
Energy	2.9
Utilities	2.3
Materials	1.9
Real Estate	1.8
Repurchase Agreements	1.3
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	7.9%
NVIDIA Corp.	7.7
Apple, Inc.	5.6
Amazon.com, Inc.	4.3
Meta Platforms, Inc., Class A	3.6
Broadcom, Inc.	2.4
Alphabet, Inc., Class A	2.0
Mastercard, Inc., Class A	1.7
Tesla, Inc.	1.6
Visa, Inc., Class A	1.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000034664
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan International Moderate Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$11	0.20%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[15]
AssetsNet	$ 365,555,704
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$365,555,704
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

International Equity Funds	65.3%
U.S. Fixed Income Funds	17.5
U.S. Equity Funds	7.3
International Mixed Allocation Funds	5.7
U.S. Government Obligation	2.1
International Alternative Funds	1.1
Repurchase Agreements	1.0
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica International Focus, Class I2	24.1%
Transamerica International Equity, Class I2	22.1
Transamerica International Small Cap Value, Class I2	17.0
Transamerica High Yield Bond, Class I2	9.5
Transamerica WMC US Growth VP, Initial Class	7.3
Transamerica Aegon Bond VP, Initial Class	5.7
Transamerica Long Credit, Class I2	5.5
U.S. Treasury Notes, 4.25%, 01/31/2026	2.1
Transamerica BlackRock Real Estate Securities VP, Initial Class	2.0
Transamerica Core Bond, Class I2	1.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000034665
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan International Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.45%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[16]
AssetsNet	$ 365,555,704
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$365,555,704
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

International Equity Funds	65.3%
U.S. Fixed Income Funds	17.5
U.S. Equity Funds	7.3
International Mixed Allocation Funds	5.7
U.S. Government Obligation	2.1
International Alternative Funds	1.1
Repurchase Agreements	1.0
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica International Focus, Class I2	24.1%
Transamerica International Equity, Class I2	22.1
Transamerica International Small Cap Value, Class I2	17.0
Transamerica High Yield Bond, Class I2	9.5
Transamerica WMC US Growth VP, Initial Class	7.3
Transamerica Aegon Bond VP, Initial Class	5.7
Transamerica Long Credit, Class I2	5.5
U.S. Treasury Notes, 4.25%, 01/31/2026	2.1
Transamerica BlackRock Real Estate Securities VP, Initial Class	2.0
Transamerica Core Bond, Class I2	1.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021443
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Tactical Allocation VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.79%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[17]
AssetsNet	$ 891,651,292
Holdings Count | Holding	1,229
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$891,651,292
Number of Portfolio Holdings	1,229
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	26.3%
U.S. Government Agency Obligations	24.3
Corporate Debt Securities	22.1
U.S. Government Obligations	22.0
Repurchase Agreements	3.0
Asset-Backed Securities	0.8
Mortgage-Backed Securities	0.6
Foreign Government Obligations	0.4
Other Investment Company	0.3
Short-Term U.S. Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 1.38%, 10/31/2028	2.9%
U.S. Treasury Notes, 4.13%, 10/31/2029	2.8
U.S. Treasury Notes, 2.63%, 05/31/2027	2.6
U.S. Treasury Notes, 4.13%, 11/30/2029	2.3
U.S. Treasury Notes, 1.13%, 10/31/2026	2.2
Microsoft Corp.	1.3
U.S. Treasury Bonds, Principal Only STRIPS, 08/15/2031	1.2
NVIDIA Corp.	1.1
Government National Mortgage Association, 4.50%, 08/20/2052	0.9
Amazon.com, Inc.	0.9

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021444
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Tactical Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.04%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[18]
AssetsNet	$ 891,651,292
Holdings Count | Holding	1,229
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$891,651,292
Number of Portfolio Holdings	1,229
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	26.3%
U.S. Government Agency Obligations	24.3
Corporate Debt Securities	22.1
U.S. Government Obligations	22.0
Repurchase Agreements	3.0
Asset-Backed Securities	0.8
Mortgage-Backed Securities	0.6
Foreign Government Obligations	0.4
Other Investment Company	0.3
Short-Term U.S. Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 1.38%, 10/31/2028	2.9%
U.S. Treasury Notes, 4.13%, 10/31/2029	2.8
U.S. Treasury Notes, 2.63%, 05/31/2027	2.6
U.S. Treasury Notes, 4.13%, 11/30/2029	2.3
U.S. Treasury Notes, 1.13%, 10/31/2026	2.2
Microsoft Corp.	1.3
U.S. Treasury Bonds, Principal Only STRIPS, 08/15/2031	1.2
NVIDIA Corp.	1.1
Government National Mortgage Association, 4.50%, 08/20/2052	0.9
Amazon.com, Inc.	0.9

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099470
Shareholder Report [Line Items]
Fund Name	Transamerica Madison Diversified Income VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[19]
AssetsNet	$ 111,287,233
Holdings Count | Holding	316
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$111,287,233
Number of Portfolio Holdings	316
Portfolio Turnover Rate	8%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	41.2%
U.S. Government Agency Obligations	24.4
Corporate Debt Securities	17.4
U.S. Government Obligations	12.1
Mortgage-Backed Securities	2.9
Repurchase Agreements	0.9
Asset-Backed Securities	0.7
Other Investment Company	0.4
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

CME Group, Inc.	1.7%
Automatic Data Processing, Inc.	1.7
Blackrock, Inc.	1.6
Morgan Stanley	1.6
Honeywell International, Inc.	1.5
U.S. Treasury Notes, 2.63%, 02/15/2029	1.5
NextEra Energy, Inc.	1.5
Home Depot, Inc.	1.5
Texas Instruments, Inc.	1.5
JPMorgan Chase & Co.	1.4

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000112680
Shareholder Report [Line Items]
Fund Name	Transamerica Market Participation Strategy VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[20]
AssetsNet	$ 288,647,694
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$288,647,694
Number of Portfolio Holdings	13
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	26.7%
Short-Term U.S. Government Obligations	22.1
U.S. Government Agency Obligations	16.4
Other Investment Company	11.8
Foreign Government Obligations	10.6
Repurchase Agreements	6.2
Purchased Options	17.9
Net Other Assets (Liabilities)Footnote Reference^	(11.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 1.63%, 10/31/2026	20.9%
U.S. Treasury Bills, 4.31%, 09/02/2025	12.0
U.S. Treasury Bills, 5.09%, 07/10/2025	10.0
Federal Home Loan Banks, 3.25%, 11/16/2028	9.9
U.S. Treasury Bonds, Principal Only STRIPS, 02/15/2027	5.9
International Bank for Reconstruction & Development, 0.88%, 07/15/2026	5.7
Federal National Mortgage Association, 7.25%, 05/15/2030	4.0
Federal National Mortgage Association, 6.25%, 05/15/2029	2.5
Inter-American Development Bank, 4.00%, 01/12/2028	2.5
European Investment Bank, 3.88%, 03/15/2028	2.4

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021469
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Capital Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%	[21]
AssetsNet	$ 184,454,203
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$184,454,203
Number of Portfolio Holdings	30
Portfolio Turnover Rate	47%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	49.2%
Consumer Discretionary	17.8
Financials	10.5
Health Care	6.0
Communication Services	5.9
Industrials	4.9
Repurchase Agreements	5.8
Other Investment Company	2.6
Options Purchased	0.1
Net Other Assets (Liabilities)Footnote Reference^	(2.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	13.3%
MicroStrategy, Inc., Class A	6.7
Affirm Holdings, Inc.	6.6
Tesla, Inc.	6.3
ROBLOX Corp., Class A	5.9
AppLovin Corp., Class A	5.4
DoorDash, Inc., Class A	5.0
MercadoLibre, Inc.	4.9
Shopify, Inc., Class A	4.8
Snowflake, Inc., Class A	4.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000147921
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.47%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[22]
AssetsNet	$ 194,402,454
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$194,402,454
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

International Mixed Allocation Funds	97.5%
Repurchase Agreements	2.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Morgan Stanley Global Allocation VP, Initial Class	97.5%

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076205
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Global Allocation VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[23]
AssetsNet	$ 922,948,867
Holdings Count | Holding	1,390
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$922,948,867
Number of Portfolio Holdings	1,390
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	45.8%
Foreign Government Obligations	19.0
Corporate Debt Securities	7.9
Short-Term U.S. Government Obligation	7.9
Repurchase Agreements	6.9
U.S. Government Agency Obligations	4.4
U.S. Government Obligations	4.2
Mortgage-Backed Securities	2.4
Asset-Backed Securities	0.2
Other Investment Company	0.2
Municipal Government Obligations	0.1
Preferred Stocks	0.0Footnote Reference*
Warrants	0.0
Convertible Bonds	0.0
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.33%, 08/28/2025	5.5%
NVIDIA Corp.	2.4
Microsoft Corp.	2.2
Apple, Inc.	1.9
U.S. Treasury Bills, 4.31%, 08/05/2025	1.7
Amazon.com, Inc.	1.3
China Government Bonds, 3.27%, 11/19/2030	1.2
Meta Platforms, Inc., Class A	1.0
Federal National Mortgage Association, 3.00%, 01/01/2053	1.0
U.S. Treasury Notes, 1.13%, 10/31/2026	1.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076206
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Global Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[24]
AssetsNet	$ 922,948,867
Holdings Count | Holding	1,390
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$922,948,867
Number of Portfolio Holdings	1,390
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	45.8%
Foreign Government Obligations	19.0
Corporate Debt Securities	7.9
Short-Term U.S. Government Obligation	7.9
Repurchase Agreements	6.9
U.S. Government Agency Obligations	4.4
U.S. Government Obligations	4.2
Mortgage-Backed Securities	2.4
Asset-Backed Securities	0.2
Other Investment Company	0.2
Municipal Government Obligations	0.1
Preferred Stocks	0.0Footnote Reference*
Warrants	0.0
Convertible Bonds	0.0
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.33%, 08/28/2025	5.5%
NVIDIA Corp.	2.4
Microsoft Corp.	2.2
Apple, Inc.	1.9
U.S. Treasury Bills, 4.31%, 08/05/2025	1.7
Amazon.com, Inc.	1.3
China Government Bonds, 3.27%, 11/19/2030	1.2
Meta Platforms, Inc., Class A	1.0
Federal National Mortgage Association, 3.00%, 01/01/2053	1.0
U.S. Treasury Notes, 1.13%, 10/31/2026	1.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000197833
Shareholder Report [Line Items]
Fund Name	Transamerica MSCI EAFE Index VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$10	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%	[25]
AssetsNet	$ 111,928,403
Holdings Count | Holding	697
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$111,928,403
Number of Portfolio Holdings	697
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.3%
Industrials	18.7
Health Care	11.0
Consumer Discretionary	9.4
Information Technology	8.3
Consumer Staples	7.8
Materials	5.5
Communication Services	5.3
Utilities	3.4
Energy	3.1
Real Estate	1.9
Repurchase Agreements	1.0
Preferred Stocks	0.3
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Country Allocation (Percentage of Net Assets)

Japan	21.3%
United Kingdom	13.7
France	10.6
Germany	10.2
Switzerland	9.8
Australia	6.6
Netherlands	4.7
Sweden	3.6
Spain	3.1
Italy	2.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

SAP SE	1.7%
ASML Holding NV	1.6
Nestle SA	1.4
Novartis AG	1.2
Roche Holding AG	1.2
Novo Nordisk AS, Class B	1.2
AstraZeneca PLC	1.1
HSBC Holdings PLC	1.1
Shell PLC	1.1
Commonwealth Bank of Australia	1.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000182874
Shareholder Report [Line Items]
Fund Name	Transamerica MSCI EAFE Index VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[26]
AssetsNet	$ 111,928,403
Holdings Count | Holding	697
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$111,928,403
Number of Portfolio Holdings	697
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.3%
Industrials	18.7
Health Care	11.0
Consumer Discretionary	9.4
Information Technology	8.3
Consumer Staples	7.8
Materials	5.5
Communication Services	5.3
Utilities	3.4
Energy	3.1
Real Estate	1.9
Repurchase Agreements	1.0
Preferred Stocks	0.3
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Country Allocation (Percentage of Net Assets)

Japan	21.3%
United Kingdom	13.7
France	10.6
Germany	10.2
Switzerland	9.8
Australia	6.6
Netherlands	4.7
Sweden	3.6
Spain	3.1
Italy	2.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

SAP SE	1.7%
ASML Holding NV	1.6
Nestle SA	1.4
Novartis AG	1.2
Roche Holding AG	1.2
Novo Nordisk AS, Class B	1.2
AstraZeneca PLC	1.1
HSBC Holdings PLC	1.1
Shell PLC	1.1
Commonwealth Bank of Australia	1.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021483
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$33	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[27]
AssetsNet	$ 1,391,480,218
Holdings Count | Holding	626
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,391,480,218
Number of Portfolio Holdings	626
Portfolio Turnover Rate	23%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.2%
Corporate Debt Securities	12.1
U.S. Government Obligations	11.5
U.S. Government Agency Obligations	9.7
Commercial Paper	6.9
Mortgage-Backed Securities	2.0
Asset-Backed Securities	1.4
Repurchase Agreements	1.3
Short-Term U.S. Government Obligations	1.0
Foreign Government Obligations	0.3
Other Investment Company	0.1
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(6.5)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.8%
NVIDIA Corp.	4.7
Apple, Inc.	3.5
Amazon.com, Inc.	2.7
Meta Platforms, Inc., Class A	2.2
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2055	1.6
Broadcom, Inc.	1.5
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2054	1.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2054	1.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021484
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[28]
AssetsNet	$ 1,391,480,218
Holdings Count | Holding	626
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,391,480,218
Number of Portfolio Holdings	626
Portfolio Turnover Rate	23%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.2%
Corporate Debt Securities	12.1
U.S. Government Obligations	11.5
U.S. Government Agency Obligations	9.7
Commercial Paper	6.9
Mortgage-Backed Securities	2.0
Asset-Backed Securities	1.4
Repurchase Agreements	1.3
Short-Term U.S. Government Obligations	1.0
Foreign Government Obligations	0.3
Other Investment Company	0.1
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(6.5)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.8%
NVIDIA Corp.	4.7
Apple, Inc.	3.5
Amazon.com, Inc.	2.7
Meta Platforms, Inc., Class A	2.2
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2055	1.6
Broadcom, Inc.	1.5
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2054	1.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2054	1.1

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099475
Shareholder Report [Line Items]
Fund Name	Transamerica PineBridge Inflation Opportunities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$28	0.56%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[29]
AssetsNet	$ 93,015,864
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$93,015,864
Number of Portfolio Holdings	98
Portfolio Turnover Rate	9%
Average MaturityFootnote Reference§	7.14 years
DurationFootnote Reference†	6.24 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	49.2%
Foreign Government Obligations	35.9
Corporate Debt Securities	14.5
Asset-Backed Securities	0.7
Other Investment Company	0.5
Short-Term Investment Companies	0.3
Net Other Assets (Liabilities)Footnote Reference^	(1.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	49.2%
AAA	7.1
AA	10.1
A	11.9
BBB	22.0
NR	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Spain Government Inflation-Linked Bonds, 1.00%, 11/30/2030	4.9%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	4.8
Australia Government Bonds, 2.50%, 09/20/2030	4.7
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	3.5
U.K. Inflation-Linked Gilt, 0.13%, 03/22/2029	3.4
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.0
U.S. Treasury Inflation-Protected Indexed Bonds, 2.38%, 01/15/2027	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 0.63%, 07/15/2032	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	2.7

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099476
Shareholder Report [Line Items]
Fund Name	Transamerica PineBridge Inflation Opportunities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.81%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[30]
AssetsNet	$ 93,015,864
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$93,015,864
Number of Portfolio Holdings	98
Portfolio Turnover Rate	9%
Average MaturityFootnote Reference§	7.14 years
DurationFootnote Reference†	6.24 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	49.2%
Foreign Government Obligations	35.9
Corporate Debt Securities	14.5
Asset-Backed Securities	0.7
Other Investment Company	0.5
Short-Term Investment Companies	0.3
Net Other Assets (Liabilities)Footnote Reference^	(1.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	49.2%
AAA	7.1
AA	10.1
A	11.9
BBB	22.0
NR	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Spain Government Inflation-Linked Bonds, 1.00%, 11/30/2030	4.9%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	4.8
Australia Government Bonds, 2.50%, 09/20/2030	4.7
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	3.5
U.K. Inflation-Linked Gilt, 0.13%, 03/22/2029	3.4
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.0
U.S. Treasury Inflation-Protected Indexed Bonds, 2.38%, 01/15/2027	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 0.63%, 07/15/2032	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	2.7

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000075538
Shareholder Report [Line Items]
Fund Name	Transamerica ProFund UltraBear VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.23%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.23%	[31]
AssetsNet	$ 10,869,709
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$10,869,709
Number of Portfolio Holdings (Including Derivatives)	6
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Short-Term Investment Companies	69.6%
Repurchase Agreements	17.4
Net Other Assets (Liabilities)Footnote Reference^	13.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dreyfus Treasury & Agency Cash Management Fund, 4.19%	17.5%
BlackRock Liquidity Funds T-Fund, 4.20%	17.4
State Street Institutional U.S. Government Money Market Fund, 4.27%	17.4
UBS Select Treasury Preferred Fund, 4.25%	17.3

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000197834
Shareholder Report [Line Items]
Fund Name	Transamerica S&P 500 Index VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[32]
AssetsNet	$ 1,259,699,132
Holdings Count | Holding	505
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,259,699,132
Number of Portfolio Holdings	505
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	32.9%
Financials	14.0
Consumer Discretionary	10.3
Communication Services	9.7
Health Care	9.3
Industrials	8.5
Consumer Staples	5.5
Energy	3.0
Utilities	2.3
Real Estate	2.0
Materials	1.9
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	7.3%
Microsoft Corp.	7.0
Apple, Inc.	5.8
Amazon.com, Inc.	3.9
Meta Platforms, Inc., Class A	3.0
Broadcom, Inc.	2.5
Alphabet, Inc., Class A	1.9
Berkshire Hathaway, Inc., Class B	1.7
Tesla, Inc.	1.7
Alphabet, Inc., Class C	1.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000182875
Shareholder Report [Line Items]
Fund Name	Transamerica S&P 500 Index VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[33]
AssetsNet	$ 1,259,699,132
Holdings Count | Holding	505
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,259,699,132
Number of Portfolio Holdings	505
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	32.9%
Financials	14.0
Consumer Discretionary	10.3
Communication Services	9.7
Health Care	9.3
Industrials	8.5
Consumer Staples	5.5
Energy	3.0
Utilities	2.3
Real Estate	2.0
Materials	1.9
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	7.3%
Microsoft Corp.	7.0
Apple, Inc.	5.8
Amazon.com, Inc.	3.9
Meta Platforms, Inc., Class A	3.0
Broadcom, Inc.	2.5
Alphabet, Inc., Class A	1.9
Berkshire Hathaway, Inc., Class B	1.7
Tesla, Inc.	1.7
Alphabet, Inc., Class C	1.6

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021495
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[34]
AssetsNet	$ 514,009,888
Holdings Count | Holding	217
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$514,009,888
Number of Portfolio Holdings	217
Portfolio Turnover Rate	21%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.6%
Industrials	14.7
Health Care	13.6
Consumer Staples	10.2
Information Technology	7.6
Communication Services	6.6
Materials	6.2
Consumer Discretionary	6.2
Energy	6.0
Utilities	5.6
Real Estate	3.8
Repurchase Agreements	3.8
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.8%
Kraft Heinz Co.	1.6
Dominion Energy, Inc.	1.6
Huntington Ingalls Industries, Inc.	1.5
Evergy, Inc.	1.4
Commercial Metals Co.	1.3
Archer-Daniels-Midland Co.	1.3
Zimmer Biomet Holdings, Inc.	1.3
Perrigo Co. PLC	1.2
Molson Coors Beverage Co., Class B	1.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021496
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%	[35]
AssetsNet	$ 514,009,888
Holdings Count | Holding	217
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$514,009,888
Number of Portfolio Holdings	217
Portfolio Turnover Rate	21%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.6%
Industrials	14.7
Health Care	13.6
Consumer Staples	10.2
Information Technology	7.6
Communication Services	6.6
Materials	6.2
Consumer Discretionary	6.2
Energy	6.0
Utilities	5.6
Real Estate	3.8
Repurchase Agreements	3.8
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.8%
Kraft Heinz Co.	1.6
Dominion Energy, Inc.	1.6
Huntington Ingalls Industries, Inc.	1.5
Evergy, Inc.	1.4
Commercial Metals Co.	1.3
Archer-Daniels-Midland Co.	1.3
Zimmer Biomet Holdings, Inc.	1.3
Perrigo Co. PLC	1.2
Molson Coors Beverage Co., Class B	1.2

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021475
Shareholder Report [Line Items]
Fund Name	Transamerica T. Rowe Price Small Cap VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[36]
AssetsNet	$ 626,741,991
Holdings Count | Holding	326
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$626,741,991
Number of Portfolio Holdings	326
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Information Technology	21.6
Health Care	20.2
Consumer Discretionary	12.9
Financials	6.4
Materials	4.2
Energy	4.1
Consumer Staples	2.9
Communication Services	2.2
Real Estate	1.2
Utilities	0.0Footnote Reference*
Other Investment Company	0.9
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Rambus, Inc.	1.1%
Fabrinet	1.0
Carpenter Technology Corp.	1.0
Planet Fitness, Inc., Class A	0.9
Wingstop, Inc.	0.9
API Group Corp.	0.9
InterDigital, Inc.	0.9
ATI, Inc.	0.9
Ensign Group, Inc.	0.8
SPX Technologies, Inc.	0.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021476
Shareholder Report [Line Items]
Fund Name	Transamerica T. Rowe Price Small Cap VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%	[37]
AssetsNet	$ 626,741,991
Holdings Count | Holding	326
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$626,741,991
Number of Portfolio Holdings	326
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Information Technology	21.6
Health Care	20.2
Consumer Discretionary	12.9
Financials	6.4
Materials	4.2
Energy	4.1
Consumer Staples	2.9
Communication Services	2.2
Real Estate	1.2
Utilities	0.0Footnote Reference*
Other Investment Company	0.9
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Rambus, Inc.	1.1%
Fabrinet	1.0
Carpenter Technology Corp.	1.0
Planet Fitness, Inc., Class A	0.9
Wingstop, Inc.	0.9
API Group Corp.	0.9
InterDigital, Inc.	0.9
ATI, Inc.	0.9
Ensign Group, Inc.	0.8
SPX Technologies, Inc.	0.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021501
Shareholder Report [Line Items]
Fund Name	Transamerica TSW International Equity VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$47	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%	[38]
AssetsNet	$ 200,339,603
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$200,339,603
Number of Portfolio Holdings	109
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	24.7%
Industrials	15.6
Information Technology	12.2
Consumer Discretionary	11.6
Health Care	9.5
Consumer Staples	9.3
Materials	6.6
Energy	6.0
Utilities	1.8
Communication Services	1.3
Real Estate	0.4
Repurchase Agreements	3.4
Preferred Stocks	0.7
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Country Allocation (Percentage of Net Assets)

Japan	19.5%
United Kingdom	15.5
Germany	13.3
France	12.2
Switzerland	7.3
Ireland	5.1
Netherlands	5.0
Australia	2.9
Hong Kong	2.9
Luxembourg	2.7

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.7%
SAP SE	2.3
Roche Holding AG	2.2
Societe Generale SA	2.0
Hitachi Ltd.	2.0
Nestle SA	1.9
Veolia Environnement SA	1.8
Lloyds Banking Group PLC	1.8
Sumitomo Mitsui Financial Group, Inc.	1.7
Siemens AG	1.7

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021502
Shareholder Report [Line Items]
Fund Name	Transamerica TSW International Equity VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.11%	[39]
AssetsNet	$ 200,339,603
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$200,339,603
Number of Portfolio Holdings	109
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	24.7%
Industrials	15.6
Information Technology	12.2
Consumer Discretionary	11.6
Health Care	9.5
Consumer Staples	9.3
Materials	6.6
Energy	6.0
Utilities	1.8
Communication Services	1.3
Real Estate	0.4
Repurchase Agreements	3.4
Preferred Stocks	0.7
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Top Country Allocation (Percentage of Net Assets)

Japan	19.5%
United Kingdom	15.5
Germany	13.3
France	12.2
Switzerland	7.3
Ireland	5.1
Netherlands	5.0
Australia	2.9
Hong Kong	2.9
Luxembourg	2.7

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.7%
SAP SE	2.3
Roche Holding AG	2.2
Societe Generale SA	2.0
Hitachi Ltd.	2.0
Nestle SA	1.9
Veolia Environnement SA	1.8
Lloyds Banking Group PLC	1.8
Sumitomo Mitsui Financial Group, Inc.	1.7
Siemens AG	1.7

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021451
Shareholder Report [Line Items]
Fund Name	Transamerica TSW Mid Cap Value Opportunities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[40]
AssetsNet	$ 234,291,210
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$234,291,210
Number of Portfolio Holdings	66
Portfolio Turnover Rate	29%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.3%
Consumer Staples	14.9
Financials	11.4
Industrials	11.2
Communication Services	9.6
Utilities	8.0
Materials	8.0
Energy	6.3
Information Technology	5.0
Consumer Discretionary	2.6
Real Estate	1.8
Repurchase Agreements	5.1
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Huntington Ingalls Industries, Inc.	2.7%
Dominion Energy, Inc.	2.6
Kraft Heinz Co.	2.6
Evergy, Inc.	2.4
Archer-Daniels-Midland Co.	2.2
First Citizens BancShares, Inc., Class A	2.1
Zimmer Biomet Holdings, Inc.	2.0
Conagra Brands, Inc.	2.0
HF Sinclair Corp.	2.0
LKQ Corp.	2.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021452
Shareholder Report [Line Items]
Fund Name	Transamerica TSW Mid Cap Value Opportunities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[41]
AssetsNet	$ 234,291,210
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$234,291,210
Number of Portfolio Holdings	66
Portfolio Turnover Rate	29%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.3%
Consumer Staples	14.9
Financials	11.4
Industrials	11.2
Communication Services	9.6
Utilities	8.0
Materials	8.0
Energy	6.3
Information Technology	5.0
Consumer Discretionary	2.6
Real Estate	1.8
Repurchase Agreements	5.1
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Huntington Ingalls Industries, Inc.	2.7%
Dominion Energy, Inc.	2.6
Kraft Heinz Co.	2.6
Evergy, Inc.	2.4
Archer-Daniels-Midland Co.	2.2
First Citizens BancShares, Inc., Class A	2.1
Zimmer Biomet Holdings, Inc.	2.0
Conagra Brands, Inc.	2.0
HF Sinclair Corp.	2.0
LKQ Corp.	2.0

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021487
Shareholder Report [Line Items]
Fund Name	Transamerica WMC US Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[42]
AssetsNet	$ 5,749,533,951
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$5,749,533,951
Number of Portfolio Holdings	58
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	48.8%
Communication Services	16.4
Consumer Discretionary	12.3
Financials	7.7
Health Care	6.4
Industrials	3.7
Consumer Staples	2.4
Materials	1.0
Real Estate	0.8
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	10.7%
Microsoft Corp.	8.2
Apple, Inc.	7.4
Broadcom, Inc.	5.6
Amazon.com, Inc.	5.6
Meta Platforms, Inc., Class A	5.6
Alphabet, Inc., Class A	5.1
Mastercard, Inc., Class A	3.1
Eli Lilly & Co.	2.9
Netflix, Inc.	2.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021488
Shareholder Report [Line Items]
Fund Name	Transamerica WMC US Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[43]
AssetsNet	$ 5,749,533,951
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$5,749,533,951
Number of Portfolio Holdings	58
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	48.8%
Communication Services	16.4
Consumer Discretionary	12.3
Financials	7.7
Health Care	6.4
Industrials	3.7
Consumer Staples	2.4
Materials	1.0
Real Estate	0.8
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	10.7%
Microsoft Corp.	8.2
Apple, Inc.	7.4
Broadcom, Inc.	5.6
Amazon.com, Inc.	5.6
Meta Platforms, Inc., Class A	5.6
Alphabet, Inc., Class A	5.1
Mastercard, Inc., Class A	3.1
Eli Lilly & Co.	2.9
Netflix, Inc.	2.8

Updated Prospectus Web Address	transamerica.com/annuities/prospectus

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized
[23]	Annualized
[24]	Annualized
[25]	Annualized
[26]	Annualized
[27]	Annualized
[28]	Annualized
[29]	Annualized
[30]	Annualized
[31]	Annualized
[32]	Annualized
[33]	Annualized
[34]	Annualized
[35]	Annualized
[36]	Annualized
[37]	Annualized
[38]	Annualized
[39]	Annualized
[40]	Annualized
[41]	Annualized
[42]	Annualized
[43]	Annualized